Earnings (loss) per share and ADS	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings (loss) per share and ADS
21.	Earnings (loss) per share and ADS

For the years ended March 31, 2011, 2012 and 2013, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2011		2012		2013
Net loss		US$	(6,572,014)	US$	(7,677,245)	US$	(11,432,223)
Weighted average equity shares for basic and diluted earnings (loss) per share			13,783,033		13,758,635		13,795,178
Earnings /(loss) per share	– basic		(0.477)		(0.558)		(0.828)
	– diluted		(0.477)		(0.558)		(0.828)
Earnings / (loss) per ADS	– basic		(0.238)		(0.279)		(0.414)
	– diluted		(0.238)		(0.279)		(0.414)

Potentially dilutive shares relating to outstanding employee stock option aggregating 255,080, 324,027 and 140,247 as at March 31, 2011, 2012 and 2013, respectively have been excluded from the computation of diluted earnings per share for these periods as their effect was anti-dilutive.